Indemnification assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 7.7	€ 5.9
Indemnification assets	1.8	9.5	€ 15.4
Remeasurement of indemnification assets	7.0	5.0	€ 17.8
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets		€ 7.0
Shares held in escrow as a result of indemnification asset		342,190
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	0.7
Indemnification Assets Recognised As Of Acquisition Date	€ 1.8	€ 2.5